Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares oustanding	16,988	16,988
Preferred stock shares issued	16,988	16,988
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares outstanding	22,826,450	22,826,450
Common stock shares issued	22,826,450	22,826,450